Results From Financial Transactions - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of result from financial transaction [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	€ (79)	€ 232	€ (42)
Realized gains and (losses) on financial investments	(92)	431	327
Gains and (losses) on investments in real estate	261	193	70
Net fair value change of derivatives	(545)	(1,159)	239
Net fair value change on account of policyholder financial assets at fair value through profit or loss	(11,326)	20,524	15,121
Net fair value change on investments in real estate for account of policyholders	5	38	(26)
Net foreign currency gains and (losses)	44	(20)	41
Net fair value change on borrowings and other financial liabilities	29	10	21
Realized gains and (losses) on repurchased debt	1	1	1
Total	(11,701)	20,250	€ 15,753
Aegon N.V [member]
Disclosure of result from financial transaction [Line Items]
Net fair value change of derivatives	(8)	56
Net foreign currency gains and (losses)	3
Net fair value change on borrowings and other financial liabilities	4
Total	€ (1)	€ 56